FAIR VALUE MEASUREMENTS (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketable securities held in Trust Account	$ 712,534,665	$ 704,250,272	$ 691,941,351